Business and summary of significant accounting policies (Restated Statement of Cash Flows) (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income	$ (2,696,529)	$ 6,869,830	$ (2,792,114)	$ 1,866,999	$ 721,374
(Income) loss on equity method investments	(563,583)	389,053	77,361	95,202
Changes in operating assets and liabilities:
Current assets				(92,722)
Current liabilities				1,695,648
Other assets				20,530
Net cash provided by operating activities	(1,085,929)	7,171,562	7,780,468	6,476,657	3,298,833
Investing activities:
Purchase of property and equipment	(1,424,476)	(4,374,465)	(7,225,640)	(7,461,338)	(1,254,350)
Investment	218,125	(1,790,128)	(179,613)	(1,456,733)	(470,000)
Due from related parties	(984,876)	(135,220)	696,450	(229,855)
Other
Net cash used in investing activities	(2,191,227)	(6,299,813)	(6,708,803)	(9,147,926)	(1,724,350)
Financing activities:
Cash overdraft	(105,664)	388,512	441,014	20,645	113,382
Contributions from members	520,000	1,466,000	1,629,504	157,000	3,250,000
Net cash provided by (used in) financing activities	3,443,707	(708,154)	(1,752,587)	2,116,848	(1,297,779)
Net increase (decrease) in cash	272,262	157,521	(693,014)	(554,421)	276,704
Cash and cash equivalents, beginning of year	1,043,730	1,736,744	1,736,744	2,291,265	2,014,461
Cash and cash equivalents, end of year	1,315,992	1,894,265	1,043,730	1,736,744	2,291,265
As Originally Reported [Member]
Operating activities:
Net income				1,379,708
(Income) loss on equity method investments
Changes in operating assets and liabilities:
Current assets				(252,252)
Current liabilities				1,746,005
Other assets				(30,501)
Net cash provided by operating activities				5,733,960
Investing activities:
Purchase of property and equipment				(9,160,949)
Investment				51,000
Due from related parties				(131,188)
Other				52,501
Net cash used in investing activities				(9,188,636)
Financing activities:
Cash overdraft				12,135
Contributions from members				957,000
Net cash provided by (used in) financing activities				2,908,338
Net increase (decrease) in cash				(546,338)
Cash and cash equivalents, beginning of year				2,291,165
Cash and cash equivalents, end of year				1,744,827
Effect of Correction of Error [Member]
Operating activities:
Net income				487,291
(Income) loss on equity method investments				95,202
Changes in operating assets and liabilities:
Current assets				159,530
Current liabilities				(50,357)
Other assets				51,031
Net cash provided by operating activities				742,697
Investing activities:
Purchase of property and equipment				1,699,611
Investment				(1,507,733)
Due from related parties				(98,667)
Other				(52,501)
Net cash used in investing activities				40,710
Financing activities:
Cash overdraft				8,510
Contributions from members				(800,000)
Net cash provided by (used in) financing activities				(791,490)
Net increase (decrease) in cash				(8,083)
Cash and cash equivalents, beginning of year
Cash and cash equivalents, end of year				$ (8,083)